Cash and cash equivalents (Details Textual) ₨ in Thousands, $ in Thousands	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)
Disclosure Of Cash And Cash Equivalents [Abstract]
Cash and cash equivalents	₨ 4,997,210	$ 58,391	₨ 4,105,489	₨ 3,650,446
Restricted cash and cash equivalents	₨ 453,800	$ 5,303	₨ 440,445	₨ 1,194,787